Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Aerospace & Defense - 3.1%
Axon Enterprise, Inc. (a)	186,317	$133,708,532
StandardAero, Inc. (a)	1,661,787	45,350,167
		179,058,699

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	327,480	43,358,352

Beverages - 1.3%
Celsius Holdings, Inc. (a)	1,313,757	75,527,890

Biotechnology - 4.8%
Alnylam Pharmaceuticals, Inc. (a)	257,336	117,345,216
Insmed, Inc. (a)	449,090	64,673,451
Natera, Inc. (a)	404,728	65,149,066
Neurocrine Biosciences, Inc. (a)	253,102	35,530,459
		282,698,192

Capital Markets - 7.9%
Ares Management Corp. - Class A	936,961	149,810,694
Coinbase Global, Inc. - Class A (a)	155,930	52,624,816
Houlihan Lokey, Inc.	451,429	92,687,402
LPL Financial Holdings, Inc.	333,283	110,879,921
Moody's Corp.	117,072	55,782,467
		461,785,300

Chemicals - 0.9%
Corteva, Inc.	799,952	54,100,754

Commercial Services & Supplies - 4.0%
RB Global, Inc.	1,378,345	149,357,464
Waste Connections, Inc.	472,519	83,068,840
		232,426,304

Construction & Engineering - 1.9%
Quanta Services, Inc.	267,115	110,697,798

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	148,932	93,868,861

Consumer Staples Distribution & Retail - 1.8%
Casey's General Stores, Inc.	188,742	106,699,627

Electrical Equipment - 2.5%
GE Vernova, Inc.	47,698	29,329,500
Vertiv Holdings Co. - Class A	786,470	118,646,864
		147,976,364

Electronic Equipment, Instruments & Components - 1.1%
Trimble, Inc. (a)	768,894	62,780,195

Energy Equipment & Services - 0.8%
Baker Hughes Co.	986,384	48,056,629

Entertainment - 3.9%
ROBLOX Corp. - Class A (a)	1,089,999	150,986,661
Take-Two Interactive Software, Inc. (a)	180,449	46,620,804
TKO Group Holdings, Inc.	156,096	31,525,148
		229,132,613

Financial Services - 1.8%
Corpay, Inc. (a)	225,035	64,823,582
Shift4 Payments, Inc. - Class A (a)(b)	498,711	38,600,232
		103,423,814

Ground Transportation - 1.0%
XPO, Inc. (a)	445,784	57,626,498

Health Care Equipment & Supplies - 3.6%
DexCom, Inc. (a)	804,476	54,133,190
IDEXX Laboratories, Inc. (a)	131,567	84,056,841
Insulet Corp. (a)	234,907	72,522,838
		210,712,869

Health Care Providers & Services - 3.9%
Cencora, Inc.	490,976	153,444,729
Encompass Health Corp.	612,239	77,766,598
		231,211,327

Health Care Technology - 1.9%
Doximity, Inc. - Class A (a)	483,890	35,396,554
Veeva Systems, Inc. - Class A (a)	245,042	73,000,462
		108,397,016

Hotels, Restaurants & Leisure - 11.8%
Cava Group, Inc. (a)	258,745	15,630,786
DoorDash, Inc. - Class A (a)	316,309	86,032,885
DraftKings, Inc. - Class A (a)	1,878,396	70,252,011
Dutch Bros, Inc. - Class A (a)	983,904	51,497,535
Hilton Worldwide Holdings, Inc.	481,268	124,860,170
Royal Caribbean Cruises Ltd.	589,359	190,704,785
Wingstop, Inc.	226,947	57,118,021
Wynn Resorts Ltd.	756,527	97,039,718
		693,135,911

Independent Power and Renewable Electricity Producers - 2.0%
Vistra Corp.	602,949	118,129,768

Industrial REITs - 0.6%
EastGroup Properties, Inc.	207,660	35,148,532

Insurance - 0.9%
Ryan Specialty Holdings, Inc.	957,334	53,955,344

Interactive Media & Services - 1.8%
Pinterest, Inc. - Class A (a)	1,497,102	48,161,772
Reddit, Inc. - Class A (a)	239,086	54,987,389
		103,149,161

IT Services - 3.3%
Cloudflare, Inc. - Class A (a)	569,549	122,219,520
MongoDB, Inc. (a)	136,875	42,483,262
Okta, Inc. (a)	321,644	29,494,755
		194,197,537

Life Sciences Tools & Services - 0.3%
IQVIA Holdings, Inc. (a)	77,103	14,644,944

Machinery - 3.6%
Cummins, Inc.	120,193	50,765,917
ITT, Inc.	368,642	65,898,444
Westinghouse Air Brake Technologies Corp.	472,091	94,640,083
		211,304,444

Media - 0.5%
The Trade Desk, Inc. - Class A (a)	614,912	30,136,837

Metals & Mining - 1.0%
Carpenter Technology Corp.	241,778	59,366,170

Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	1,428,265	47,932,573
Permian Resources Corp.	3,129,968	40,063,591
		87,996,164

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	288,479	28,833,476

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc. (a)	52,655	15,705,933

Semiconductors & Semiconductor Equipment - 5.3%
Entegris, Inc.	644,996	59,636,330
Marvell Technology, Inc.	1,053,569	88,573,546
Monolithic Power Systems, Inc.	124,781	114,878,380
Teradyne, Inc.	360,040	49,555,905
		312,644,161

Software - 9.6%
Datadog, Inc. - Class A (a)	682,526	97,191,702
Dynatrace, Inc. (a)	1,021,271	49,480,580
Fair Isaac Corp. (a)	48,052	71,911,260
HubSpot, Inc. (a)	120,182	56,221,140
Nutanix, Inc. - Class A (a)	374,936	27,891,489
PTC, Inc. (a)	333,519	67,711,027
Tyler Technologies, Inc. (a)	151,434	79,224,211
Zoom Communications, Inc. (a)	611,815	50,474,738
Zscaler, Inc. (a)	201,295	60,320,060
		560,426,207

Specialty Retail - 5.9%
Carvana Co. (a)	327,041	123,372,947
Chewy, Inc. - Class A (a)	2,038,927	82,474,597
Floor & Decor Holdings, Inc. - Class A (a)	725,243	53,450,409
Ross Stores, Inc.	583,074	88,854,647
		348,152,600

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (a)	474,768	48,127,232

Trading Companies & Distributors - 1.9%
Core & Main, Inc. - Class A (a)	980,684	52,790,220
Ferguson Enterprises, Inc.	260,434	58,488,267
		111,278,487
TOTAL COMMON STOCKS (Cost $3,980,487,961)		5,865,872,010

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.05%(c)	16,303,425	16,303,425
TOTAL SHORT-TERM INVESTMENTS (Cost $16,303,425)		16,303,425

TOTAL INVESTMENTS - 100.4% (Cost $3,996,791,386)		5,882,175,435
Liabilities in Excess of Other Assets - (0.4)%		(22,550,122)
TOTAL NET ASSETS - 100.0%		$5,859,625,313
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The total market value of these securities was $15,627,060 which represented 0.3% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Carillon Eagle Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,865,872,010	$–	$–	$5,865,872,010
Money Market Funds	16,303,425	–	–	16,303,425
Total Investments	$5,882,175,435	$–	$–	$5,882,175,435

Refer to the Schedule of Investments for further disaggregation of investment categories.